UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22049

International Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

International Income Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 92.7%

Security		Principal	U.S. $ Value
Australia — 0.3%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$94,501
Total Australia (identified cost $94,674)			$94,501
Bel[g]ium — 3.2%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$405,628
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	315,722
Kingdom of Belgium, 5.50%, 3/28/28	EUR	168,000	278,951
Total Belgium (identified cost $889,172)			$1,000,301
Brazil — 0.4%
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	235,979	$122,774
Total Brazil (identified cost $123,565)			$122,774
Canada — 2.6%
Canada Government, 4.00%, 6/1/16	CAD	812,000	$815,600
Total Canada (identified cost $803,551)			$815,600
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22 (2)	CRC	35,043,768	$40,624
Titulo Propiedad Ud, 1.63%, 7/13/16 (3)	CRC	4,043,671	4,584
Total Costa Rica (identified cost $45,024)			$45,208
Denmark — 2.3%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	$199,185
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	197,669
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	302,908
Total Denmark (identified cost $624,157)			$699,762
Egypt — 5.9%
Egyptian Treasury Bill, 0.00%, 3/4/08	EGP	775,000	$138,829
Egyptian Treasury Bill, 0.00%, 3/11/08	EGP	1,600,000	286,283
Egyptian Treasury Bill, 0.00%, 4/1/08	EGP	2,300,000	410,110
Egyptian Treasury Bill, 0.00%, 4/8/08	EGP	2,425,000	431,892
Egyptian Treasury Bill, 0.00%, 4/22/08	EGP	250,000	44,420
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	2,875,000	508,387
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	50,000	8,744
Total Egypt (identified cost $1,844,885)			$1,828,665
France — 13.0%
Government of France, 4.00%, 4/25/09	EUR	1,055,000	$1,568,967
Government of France, 4.00%, 10/25/13	EUR	905,000	1,359,916
Government of France, 5.50%, 4/25/29	EUR	641,000	1,077,744
Total France (identified cost $3,549,821)			$4,006,627
Germany — 15.6%
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,056,000	$1,575,542
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,352,715
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	1,897,751
Total Germany (identified cost $4,267,526)			$4,826,008

Ghana — 0.5%
Ghanaian Government Bond, 13.69%, 3/15/10 (4)	GHS	140,000	$144,793
Total Ghana (identified cost $145,720)			$144,793
Netherlands — 3.2%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$346,982
Government of Netherlands, 3.75%, 1/15/23	EUR	226,000	313,823
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	331,361
Total Netherlands (identified cost $877,861)			$992,166
Nigeria — 0.4%
Republic of Nigeria, 9.35%, 8/31/17	NGN	6,841,000	$53,870
Republic of Nigeria, 12.00%, 4/28/09	NGN	6,343,000	56,774
Total Nigeria (identified cost $108,985)			$110,644
Peru — 3.3%
Peru Certificates of Deposit, 0.00%, 4/3/08	PEN	300,000	$101,446
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	700,000	234,425
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	400,000	133,395
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	600,000	195,890
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	300,000	97,456
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	64,705
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	192,906
Total Peru (identified cost $1,011,866)			$1,020,223
Sweden — 3.2%
Swedish Government, 3.75%, 8/12/17	SEK	5,510,000	$847,922
Swedish Government, 5.00%, 1/28/09	SEK	470,000	74,290
Swedish Government, 6.75%, 5/5/14	SEK	395,000	71,725
Total Sweden (identified cost $933,417)			$993,937
United Kingdom — 7.8%
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	313,000	$628,871
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	579,242
United Kingdom Treasury Bond, 5.00%, 3/7/12	GBP	321,000	656,005
United Kingdom Treasury Bond, 5.00%, 9/7/14	GBP	266,000	546,686
Total United Kingdom (identified cost $2,402,525)			$2,410,804
United States — 30.9%
Collateralized Mortgage Obligations — 7.3%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$963,715	$1,008,522
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21		1,164,651	1,243,933
Total Collateralized Mortgage Obligations (identified cost $2,223,941)			$2,252,455
Mortgage Pass-Throughs — 23.6%
Federal National Mortgage Assn.:
6.00% with maturity at 2019		$503,480	$529,556
6.50% with maturity at 2023		1,300,000	1,361,772
			$1,891,328
Government National Mortgage Association:
8.00% with maturity at 2016		$2,535,715	$2,739,617
9.00% with various maturities to 2024 (5)		2,309,296	2,685,961
			$5,425,578
Total Mortgage Pass-Throughs (identified cost $7,061,839)			$7,316,906

Total United States (identified cost $9,285,780)	$9,569,361
Total Bonds & Notes (identified cost $27,008,529)	$28,681,374

Call Options Purchased — 2.4%

	Principal amounts of		Strike	Expiration
Security	Contracts		Price	Date	Value
Japanese Yen Call Option	JPY	660,520	117.95	7/1/08	$733,171
South Korean Won Call Option	KRW	452,600	905.20	7/28/09	3,779
Total Call Options Purchased (identified cost $161,788)					$736,950

Put Options Purchased — 0.1%

	Principal amounts of		Strike	Expiration
Security	Contracts		Price	Date	Value
South Korean Won Put Option	KRW	452,600	905.20	7/28/09	$23,535
Total Put Options Purchased (identified cost $10,825)					$23,535

Short-Term Investments — 9.1%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (6)	2,818	$2,817,613
Total Short-Term Investments (identified cost $2,817,613)		$2,817,613
Total Investments — 104.3% (identified cost $29,998,755)		$32,259,472
Other Assets, Less Liabilities — (4.3)%		$(1,337,586)
Net Assets — 100.0%		$30,921,886

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CRC	—	Costa Rican Colon
DKK	—	Danish Krone
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
GHS	—	Ghanaian Cedi
JPY	—	Japanese Yen
KRW	—	South Korean Won
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
SEK	—	Swedish Krona

(1)

Bond pays a 6% coupon on the face at the end of the payment period.  Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics.  The original face is BRL 139,000 and the current face is BRL 235,979.

(2)

Bond pays a 1% coupon on the face at the end of the payment period.  Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 33,700,000 and the current face is CRC 35,043,768.

(3)

Bond pays a 1.63% coupon on the face at the end of the payment period.  Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 3,700,000 and the current face is CRC 4,043,671.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $28,040.

A summary of financial instruments at January 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	4 Euro Bond	Long	$680,118	$691,085	$10,967
3/08	12 Long Gilt	Long	$2,611,791	$2,637,758	25,967
					$36,934

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
2/04/08	Candadian Dollar	United States Dollar
	394,000	399,099	$8,334
2/05/08	New Zealand Dollar	United States Dollar
	225,000	172,841	(3,398)
4/03/08	Peruvian Sol	United States Dollar
	200,000	68,050	(621)
6/06/08	Peruvian Sol	United States Dollar
	700,000	238,420	(2,222)
7/03/08	Peruvian Sol	United States Dollar
	400,000	136,286	(1,248)
11/06/08	Peruvian Sol	United States Dollar
	300,000	101,902	(1,379)
11/10/08	Peruvian Sol	United States Dollar
	300,000	101,850	(1,435)
12/11/08	Persuvian Sol	United States Dollar
	300,000	101,902	(1,413)
2/09/09	Persuvian Sol	United States Dollar
	600,000	203,114	(3,567)
2/07/08	South African Rand	United States Dollar
	2,840,702	393,694	15,120
			$8,171

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
2/25/08	Botswana Pula	United States Dollar
	62,000	9,884	$(70)
4/30/08	Botswana Pula	United States Dollar
	160,000	25,520	(541)
3/04/08	Brazilian Real	United States Dollar
	688,727	384,936	3,819
2/29/08	British Pound Sterling	United States Dollar
	102,339	203,296	(151)
2/07/08	Euro	United States Dollar
	798,830	1,180,079	2,574
2/29/08	Euro	Swedish Krona
	488,727	4,617,832	2,076
2/19/08	Icelandic Krona	Euro
	43,552,000	452,634	(3,066)

2/14/08	Indian Rupee	United States Dollar
	3,876,000	98,626	(256)
2/19/08	Indian Rupee	United States Dollar
	4,268,000	108,242	40
2/25/08	Indian Rupee	United States Dollar
	11,425,000	289,314	425
2/04/08	Indonesian Rupiah	United States Dollar
	5,081,253,000	538,953	10,580
2/29/08	Japanese Yen	United States Dollar
	594,419,660	5,563,123	37,459
2/22/08	Kenyan Shilling	United States Dollar
	1,005,000	14,568	(610)
3/05/08	Kenyan Shilling	United States Dollar
	1,430,000	22,929	(3,069)
2/19/08	Malaysian Ringgit	United States Dollar
	1,122,000	345,241	1,479
2/25/08	Malaysian Ringgit	United States Dollar
	1,082,000	329,898	4,437
3/10/08	Malaysian Ringgit	United States Dollar
	1,216,000	375,924	(249)
2/22/08	Mexican Peso	United States Dollar
	1,800,000	164,005	2,075
2/28/08	Mexican Peso	United States Dollar
	1,059,179	96,888	782
2/04/08	New Turkish Lira	United States Dollar
	493,050	418,513	1,092
2/28/08	New Turkish Lira	United States Dollar
	93,150	77,776	864
2/22/08	Philippine Peso	United States Dollar
	30,000,000	729,945	8,825
2/07/08	Polish Zloty	Euro
	346,000	95,818	156
2/29/08	Polish Zloty	Euro
	2,985,130	824,428	3,770
2/19/08	Romanian Leu	Euro
	362,000	97,693	(930)
5/07/08	Zambian Kwacha	United States Dollar
	90,340,000	23,017	402
			$71,913

At January 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receviable of $10,786 and a payable of 5,559.

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s) Omitted	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$843	1.45%	7/20/12	$15,200

Lehman Brothers, Inc.	CDX.EM.8 *	Buy	1,100	1.75	12/20/12	21,587

JP Morgan	Greece	Buy	4,000	0.13	9/20/17	132,234

Barclays	Turkey (Republic of)	Buy	540	2.12	1/20/13	(1,926)
						$167,095

* CDX. EM. 8 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL 1,207	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(5,621)
						$(5,621)

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,020,317
Gross unrealized appreciation	$2,308,010
Gross unrealized depreciation	(68,855)
Net unrealized appreciation	$2,239,155

The unrealized appreciation on foreign currency, swaps and forward contracts at January 31, 2008 on a federal income tax basis was $316,115.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	March 28, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008